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American Funds Emerging Markets Bond Fund | American Funds Emerging Markets Bond Fund
American Funds Emerging Markets Bond Fund®
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

2. The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” summary section of the prospectus for American Funds Emerging Markets Bond Fund is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Emerging Markets Bond Fund - American Funds Emerging Markets Bond Fund		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees3		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.21%	0.21%	0.20%	0.22%	0.20%	0.09%	0.25%	0.25%	0.20%	0.25%	0.27%	0.22%	0.16%	0.20%	0.34%	0.23%	0.22%	0.19%	0.25%	0.12%	0.09%
Total annual fund operating expenses		0.97%	1.67%	0.91%	0.93%	0.66%	0.55%	0.95%	1.71%	1.16%	0.96%	0.98%	0.68%	0.62%	1.66%	1.55%	1.29%	1.18%	0.90%	0.71%	0.58%	0.55%
Expense reimbursement	[1]													0.02%	0.02%		0.01%
Total annual fund operating expenses after expense reimbursement									1.71%	1.16%	0.96%	0.98%	0.68%	0.60%	1.64%	1.55%	1.28%	1.18%	0.90%	0.71%	0.58%	0.55%
[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds Emerging Markets Bond Fund - American Funds Emerging Markets Bond Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 470	$ 270	$ 341	$ 95	$ 67	$ 56	$ 444	$ 274	$ 118	$ 345	$ 100	$ 69	$ 61	$ 167	$ 158	$ 130	$ 120	$ 92	$ 73	$ 59	$ 56
3 years	672	526	533	296	211	176	642	539	368	548	312	218	197	521	490	408	375	287	227	186	176
5 years	891	907	741	515	368	307	857	928	638	768	542	379	344	900	845	707	649	498	395	324	307
10 years	$ 1,520	$ 1,790	$ 1,342	$ 1,143	$ 822	$ 689	$ 1,476	$ 1,546	$ 1,409	$ 1,399	$ 1,201	$ 847	$ 772	$ 1,964	$ 1,845	$ 1,556	$ 1,432	$ 1,108	$ 883	$ 726	$ 689

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Emerging Markets Bond Fund - American Funds Emerging Markets Bond Fund - USD ($)	Class C	Class 529-C
1 year	$ 170	$ 174
3 years	526	539
5 years	907	928
10 years	$ 1,790	$ 1,546

Keep this supplement with your prospectus.